RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Related Parties [Abstract]
Disclosure of detailed information about balances with related parties [text block]

Balances as of December 31, 2018 and 2017, with related parties, are detailed in the following tables:

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2018	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Financial assets in investments		—		—		920,170		—		—
Financial assets in credit operations		2,680		17,062		1,443,476		1,513,218		102,958
Accounts receivable		9		58		8,105		3,329		17
Other assets		—		—		20,348		5,030		—

Liabilities
Deposits	Ps.	100,199	Ps.	21,726	Ps.	70,960	Ps.	570,558	Ps.	23,470
Accounts payable		38		686		10,114		291,328		1
Financial obligations		1		3		102		7		—
Other liabilities		—		—		25,040		194		3

(*) Include family members

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2017	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	—	Ps.	—	Ps.	11	Ps.	—	Ps.	67
Financial assets in investments		—		—		910,310		1,249		—
Financial assets in credit operations		3,066		10,665		1,492,067		1,301,697		3,385
Accounts receivable		11		33		59,588		4,421		—
Other assets		—		—		156,636		3,661		18

Liabilities
Deposits	Ps.	21,257	Ps.	20,192	Ps.	2,535,339	Ps.	1,566,160	Ps.	1,275
Accounts payable		103		700		15,353		322,275		18,671
Financial obligations		4		10		16,435		1,249		—
Other liabilities		—		4		7,424		49		—

(*) Include family members

Disclosure of transactions between related parties [text block]

Transactions during the years ended as of December 31, 2018, 2017 and 2016, with related parties are as follows:

a.	Profit or loss

	Individuals			Entities
	Individuals with					Entities with
	control		Key	Associates	Entities	significant
	over Grupo		management	and joint	controlled by	influence by
December 31, 2018	Aval (*)		personnel (*)	ventures	individuals	individuals

Income
Interest income	Ps.	216	907	101,539	131,368	4,789
Fee income and commissions		5	58	6,664	65,615	5
Leases		—	—	45	315	—
Other income		4	243	241,797	4,252	—

Expenses
Financial expenses		(216)	(740)	(735)	(17,322)	(22)
Fee expenses and commissions		(4)	(1,549)	(14,741)	(1,796)	(5)
Operating expenses		—	(25,808)	(53)	(4,013)	—
Other expenses		(16)	(496)	(30,250)	(27,034)	—

(*) Include family members

	Individuals			Entities
						Entities
						with
	Individuals with				Entities	significant
	control		Key	Associates	controlled	influence
	over Grupo		management	and joint	by	by
December 31, 2017	Aval (*)		personnel (*)	ventures	individuals	individuals

Income
Interest income	Ps.	164	757	155,690	123,671	543
Fee income and commissions		5	48	26,249	57,180	—
Leases		—	—	321	301	—
Other income		4	59	236,871	6,391	—

Expenses
Financial expenses		(243)	(1,197)	(129,335)	(30,431)	(6)
Fee expenses and commissions		(4)	(1,510)	(24,039)	(3,276)	(1)
Operating expenses		—	(9,706)	(3,572)	(1,892)	(113)
Other expenses		—	(1,635)	(32,691)	(34,400)	—

(*) Include family members

	Individuals			Entities
						Entities
						with
	Individuals with				Entities	significant
	control		Key	Associates	controlled	influence
	over Grupo		management	and joint	by	by
December 31, 2016	Aval (*)		personnel (*)	ventures	individuals	individuals

Income
Interest income	Ps.	28	321	81,646	64,299	789
Fee income and commissions		4	28	12,717	33,659	—
Leases		—	—	66	290	30
Other income		440	—	171,405	2,957	9,915

Expenses
Financial expenses		(84)	(656)	(88,800)	(19,064)	—
Fee expenses and commissions		(333)	(931)	(15,451)	(2,674)	(143)
Operating expenses		—	(5,588)	(75)	(2,060)	(1)
Other expenses		(11)	(1,390)	(193,762)	(15,159)	(811)
(*) Include family members

Disclosure of information about key management personnel [text block]

The compensation received by the key personnel of the management comprises the following:

	Year ended as of
	December 31,		December 31,		December 31,
Items	2018		2017		2016
Salaries	Ps.	18,123	Ps.	17,073	Ps.	15,731
Short term benefits for employees		3,244		3,167		10,664
Total	Ps.	21,367	Ps.	20,240	Ps.	26,395